Risk Management (Details) - Narrative $ in Millions, $ in Millions		1 Months Ended		12 Months Ended
	Dec. 01, 2025	Dec. 31, 2025 CLP ($)	Dec. 31, 2023 CLP ($)	Dec. 31, 2025 CLP ($) data_point director	Dec. 31, 2025 USD ($) data_point director	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 USD ($)
Risk Management [Line Items]
Number of directors | director				11	11
Level of confidence percentage				99.00%	99.00%
Returns calculated time window period				2 years	2 years
Number of data points | data_point				520	520
Number of most recent data points | data_point				30	30
Value at risk estimated measuring period				100 days	100 days
Basis spread on variable rate				1.00%	1.00%
Basis spread on variable rate curve for real estate				0.57%	0.57%
Basis spread on variable rate change in nominal rates				1.00%	1.00%
Basis spread on variable rate for exchange rate				1.00%	1.00%
Inflation risk percentage				30.00%	30.00%
Long-term interest rate risk percentage				35.00%	35.00%
Short-term interest rate risk percentage				55.00%	55.00%
Total investment percentage				99.00%	99.00%
Increase (decrease) in financial assets				$ (68,877)		$ (162,997)
Impairment loss recognised in profit or loss			$ 863
Portfolios percentage				100.00%	100.00%
Allowance for ECL – discounted cash flow methodology		$ 151,682		$ 151,682		165,935
Probabilities percentage				100.00%	100.00%
Lieu of payment (in Pesos)		42,463		$ 42,463		35,622
Lieu of payment, gross (in Pesos)		42,489		42,489		36,804
Lieu of payment, allowance (in Pesos)		$ 26		$ 26		$ 1,182
Derivative instruments amount (in Dollars)					$ 1,720
Derivative instruments percentage				3.00%	3.00%
Gradually implemented percentage						100.00%	100.00%
Maintain reserves percentage				40.00%	40.00%
Demand deposits percentage				20.00%	20.00%
Regulatory capital percentage				100.00%	100.00%
Maintain technical amount (in Dollars)					$ 0		$ 0
Capital to risk-weighted assets ratio		16.89%		16.89%
Capital to risk weighted assets ratio, percent above requirement		4.26%		4.26%
Regulatory adjustments and exclusions percentage	65.00%	100.00%
Credit loss allowance (in Pesos)				$ 119,776
Impairment on debt financial instruments
Risk Management [Line Items]
Increase (decrease) in financial assets						$ 353
Stage 1
Risk Management [Line Items]
Residual term of operation				2 years	2 years
Stage 2
Risk Management [Line Items]
Residual term of operation				2 years 6 months	2 years 6 months